UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811- 02258
Investment Company Act File Number
Boston Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Boston Income Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS
Senior Floating-Rate Interests — 7.6%(1)

	Principal
Security	Amount	Value

Aerospace — 0.5%
Hawker Beechcraft Acquisition, Term Loan, 2.75%, Maturing 3/26/14	$14,077,433	$7,805,148
Hawker Beechcraft Acquisition, Term Loan, 5.56%, Maturing 3/26/14	826,626	458,318

		$8,263,466

Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan – Second Lien, 6.17%, Maturing 7/13/15	$5,410,000	$1,136,100
Ford Motor Co., Term Loan, 5.00%, Maturing 12/15/13	9,650,761	3,516,496

		$4,652,596

Broadcasting — 0.2%
HIT Entertainment, Inc., Term Loan – Second Lien, 8.21%, Maturing 2/5/13	$13,910,000	$2,782,000

		$2,782,000

Building Materials — 0.3%
Panolam Industries Holdings, Inc., Term Loan, 3.16%, Maturing 9/30/12	$7,138,698	$4,211,832

		$4,211,832

Capital Goods — 0.1%
Dresser, Inc., Term Loan – Second Lien, 7.99%, Maturing 5/4/15	$2,120,000	$1,049,400

		$1,049,400

Consumer Products — 0.1%
Amscan Holdings, Inc., Term Loan, 3.93%, Maturing 5/25/13	$3,173,475	$2,165,897

		$2,165,897

Diversified Media — 0.3%
Nielsen Finance, LLC, Term Loan, 3.88%, Maturing 8/9/13	$5,907,479	$4,725,984

		$4,725,984

Energy — 0.5%
Quicksilver Resources, Inc., Term Loan – Second Lien, 7.75%, Maturing 8/8/13	$10,688,769	$7,936,411

		$7,936,411

Food/Beverage/Tobacco — 0.4%
Dole Food Co., Inc., Term Loan, 2.48%, Maturing 4/12/13	$1,308,230	$1,093,306
Dole Food Co., Inc., Term Loan, 2.79%, Maturing 4/12/13	740,004	618,431
Dole Food Co., Inc., Term Loan, 2.94%, Maturing 4/12/13	4,874,085	4,073,341

		$5,785,078

Gaming — 0.6%
BLB Worldwide Holdings, Term Loan – Second Lien, 0.00%, Maturing 6/30/12(2)	$8,520,000	$766,800
Cannery Casino Resorts, LLC, Term Loan – Second Lien, 4.60%, Maturing 5/18/14	3,220,000	2,415,000
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	7,603,991	7,109,732

		$10,291,532

	Principal
Security	Amount	Value

Healthcare — 0.9%
Advanced Medical Optics, Inc., Term Loan, 4.38%, Maturing 4/2/14	$2,535,867	$2,447,111
Community Health Systems, Inc., Term Loan, 2.95%, Maturing 7/25/14	482,657	410,440
Community Health Systems, Inc., Term Loan, 4.45%, Maturing 7/25/14	9,437,343	8,025,280
HCA, Inc., Term Loan, 3.71%, Maturing 11/18/13	4,259,135	3,533,630

		$14,416,461

Leisure — 0.4%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., (PIK), DIP Loan, 18.50%, Maturing 1/31/09(2)(3)(9)	$161,000	$161,000
Universal City Development Partners, Ltd., Term Loan, 6.00%, Maturing 6/9/11	6,840,000	6,292,800

		$6,453,800

Paper — 0.3%
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	$986,609	$648,696
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	1,528,293	1,022,683
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	1,714,175	1,147,069
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(4)	3,237,603	2,128,724

		$4,947,172

Services — 1.4%
Adesa, Inc., Term Loan, 3.22%, Maturing 10/18/13	$10,145,404	$6,858,293
Neff Rental, Inc., Term Loan – Second Lien, 3.93%, Maturing 5/31/13	2,730,000	617,174
Rental Service Corp., Term Loan – Second Lien, 4.71%, Maturing 11/30/13	6,181,113	3,894,101
Sabre, Inc., Term Loan, 2.88%, Maturing 9/30/14	11,934,279	5,467,391
TDS Investor Corp., Term Loan, Maturing 8/23/13(4)	187,486	107,804
TDS Investor Corp., Term Loan, Maturing 8/23/13(4)	1,032,514	593,696
West Corp., Term Loan, 2.78%, Maturing 10/24/13	7,899,898	5,678,052

		$23,216,511

Super Retail — 1.0%
General Nutrition Centers, Inc., Term Loan, 3.71%, Maturing 9/16/13	$10,245,793	$7,018,368
Sally Holdings, LLC, Term Loan, 3.85%, Maturing 11/16/13	10,822,265	9,043,355

		$16,061,723

Transportation Ex Air/Rail — 0.1%
CEVA Group, PLC, Term Loan, 4.46%, Maturing 8/2/15	$847,899	$568,093
CEVA Group, PLC, Term Loan, 5.05%, Maturing 8/2/15	2,546,798	1,706,355

		$2,274,448

Utilities — 0.2%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 4.75%, Maturing 10/10/14	$5,756,281	$4,030,836

		$4,030,836

Total Senior Floating-Rate Interests (identified cost $171,961,535)		$123,265,147

Corporate Bonds & Notes — 77.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.5%
Alion Science and Technologies Corp., 10.25%, 2/1/15	$2,910	$1,164,000
Bombardier, Inc., 8.00%, 11/15/14(5)	2,620	2,253,200

	Principal
	Amount
Security	(000’s omitted)	Value

Hawker Beechcraft Acquisition, 9.75%, 4/1/17	$4,255	$787,175
Transdigm, Inc., 7.75%, 7/15/14	2,195	1,986,475
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	2,845	1,749,675

		$7,940,525

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$1,214	$874,435

		$874,435

Automotive & Auto Parts — 2.5%
Allison Transmission, Inc., 11.00%, 11/1/15(5)	$3,955	$2,214,800
Altra Industrial Motion, Inc., 9.00%, 12/1/11	6,560	6,363,200
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	819,000
Ford Motor Credit Co., 7.375%, 10/28/09	8,180	7,332,986
Ford Motor Credit Co., Sr. Notes, 5.70%, 1/15/10	12,110	10,261,857
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	9,665	7,985,716
Ford Motor Credit Co., Sr. Notes, 9.875%, 8/10/11	315	234,336
General Motors Acceptance Corp., Variable Rate, 3.399%, 5/15/09	4,555	4,264,619
Tenneco, Inc., 8.125%, 11/15/15	1,790	626,500
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	596,925

		$40,699,939

Banks and Thrifts — 0.0%
General Motors Acceptance Corp., 6.875%, 9/15/11(5)	$1,213	$955,888

		$955,888

Broadcasting — 0.3%
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(5)	$2,490	$2,533,575
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(5)	7,025	1,791,375

		$4,324,950

Building Materials — 0.9%
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$965	$738,225
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,120	1,706,600
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13	6,355	3,717,675
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13	11,740	4,754,700
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	1,195	669,200
Texas Industries Inc., Sr. Notes, 7.25%, 7/15/13(5)	4,030	3,062,800

		$14,649,200

Cable/Satellite TV — 2.1%
Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$1,885	$1,828,450
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	6,520	4,792,200
Charter Communications, Inc., Sr. Notes, 8.375%, 4/30/14(5)	1,865	1,557,275
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(5)	6,050	5,263,500
CSC Holdings, Inc., Sr. Notes, Series B, 8.125%, 8/15/09	1,545	1,556,587
DirecTV Holdings/Finance, Sr. Notes, 7.625%, 5/15/16	1,885	1,861,437
Kabel Deutschland GmbH, 10.625%, 7/1/14	4,005	3,884,850
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	4,210	3,641,650
National Cable PLC, 8.75%, 4/15/14	1,195	1,021,725
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	9,760	8,247,200

		$33,654,874

Capital Goods — 1.3%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$2,726,500
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	2,842,125
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(5)	3,010	2,362,850

	Principal
	Amount
Security	(000’s omitted)	Value

ESCO Corp., Sr. Notes, Variable Rate, 5.871%, 12/15/13(5)	$3,010	$1,971,550
RBS Global & Rexnord Corp., 8.875%, 9/1/16	3,790	2,671,950
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	3,464,950
Tyco International Finance SA, 8.50%, 1/15/19	5,420	5,763,953

		$21,803,878

Chemicals — 0.8%
CII Carbon, LLC, 11.125%, 11/15/15(5)	$5,555	$3,860,725
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(5)	8,975	493,625
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.72%, 11/15/13	3,525	951,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(5)	10,950	7,500,750

		$12,806,850

Consumer Products — 0.4%
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$11,295	$6,777,000

		$6,777,000

Containers — 0.6%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,160	$3,412,050
Pliant Corp. (PIK), 11.625%, 6/15/09(2)	9,994	5,098,794
Solo Cup Co., 8.50%, 2/15/14	870	587,250

		$9,098,094

Diversified Financial Services — 0.2%
Alliant Holdings I, Inc., 11.00%, 5/1/15(5)	$4,190	$2,765,400
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(5)	4,915	1,376,200

		$4,141,600

Diversified Media — 2.3%
Affinion Group, Inc., 10.125%, 10/15/13	$1,800	$1,413,000
Affinion Group, Inc., 11.50%, 10/15/15	4,865	3,186,575
Catalina Marketing Corp., 11.625%, 10/1/17(5)	6,747	3,339,765
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	3,320	1,348,750
Nielsen Finance, LLC, 10.00%, 8/1/14	21,690	19,304,100
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	9,340	3,829,400
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14(5)	3,580	3,302,550
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	3,495	2,236,800

		$37,960,940

Energy — 9.6%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$6,125	$3,276,875
Chesapeake Energy Corp., 9.50%, 2/15/15	7,835	7,717,475
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	2,625	2,283,750
Clayton Williams Energy, Inc., 7.75%, 8/1/13	4,650	2,929,500
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	3,447,165
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	2,405	2,008,175
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	3,800	3,596,977
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	2,855	2,312,550
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	10,125	6,125,625
Nabors Industries, Inc., 9.25%, 1/15/19(5)	5,495	5,309,972
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	4,010	1,804,500
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	3,735	1,736,775
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,069,075
Petrohawk Energy Corp., 9.125%, 7/15/13	15,010	13,884,250
Petrohawk Energy Corp., 10.50%, 8/1/14(5)	6,760	6,472,700
Petrohawk Energy Corp., Sr. Notes, 7.875%, 6/1/15(5)	5,010	4,220,925
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	2,447,550
Petroplus Finance, Ltd., 6.75%, 5/1/14(5)	955	716,250
Petroplus Finance, Ltd., 7.00%, 5/1/17(5)	19,505	14,238,650
Plains Exploration & Production Co., 7.00%, 3/15/17	3,865	3,251,431

	Principal
	Amount
Security	(000’s omitted)	Value

Quicksilver Resources, Inc., 7.125%, 4/1/16	$6,840	$4,753,800
Quicksilver Resources, Inc., 8.25%, 8/1/15	800	648,000
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(5)	9,490	7,544,550
SandRidge Energy, Inc., Sr. Notes (PIK), 8.625%, 4/1/15	11,760	7,938,000
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(2)(5)	10,225	409,000
SESI, LLC, 6.875%, 6/1/14	1,150	931,500
Southwestern Energy Co., 7.50%, 2/1/18(5)	10,245	9,732,750
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	11,450	7,270,750
Tennessee Gas Pipeline Co., 8.00%, 2/1/16(5)	1,570	1,566,075
United Refining Co., Sr. Notes, 10.50%, 8/15/12	21,745	14,242,975
VeraSun Energy Corp., 9.875%, 12/15/12(2)	1,900	1,121,000
Weatherford International, Ltd., 9.625%, 3/1/19	11,365	11,585,697

		$156,594,267

Entertainment/Film — 1.9%
AMC Entertainment, Inc., 11.00%, 2/1/16	$28,495	$24,505,700
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	11,265	7,322,250

		$31,827,950

Environmental — 0.3%
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$7,240	$5,611,000

		$5,611,000

Food & Drug Retail — 0.6%
Rite Aid Corp., 7.50%, 3/1/17	$15,645	$9,230,550

		$9,230,550

Food/Beverage/Tobacco — 3.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(5)	$22,120	$22,477,703
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	10,090	8,727,850
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	19,760	18,722,600

		$49,928,153

Gaming — 6.2%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(5)	$11,355	$1,078,725
CCM Merger, Inc., 8.00%, 8/1/13(5)	8,020	3,408,500
Chukchansi EDA, Sr. Notes, Variable Rate, 6.095%, 11/15/12(5)	5,045	2,572,950
Eldorado Casino Shreveport, 10.00%, 8/1/12	518	471,068
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(5)	19,830	2,280,450
Galaxy Entertainment Finance, 9.875%, 12/15/12(5)	12,345	6,481,125
Galaxy Entertainment Finance, Variable Rate, 7.323%, 12/15/10(5)	4,605	2,924,175
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(2)(5)	1,804	351,780
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(5)	5,925	3,199,500
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	7,910	1,621,550
Majestic HoldCo, LLC, 12.50%, 10/15/11(5)	3,390	33,900
Mandalay Resort Group, 6.50%, 7/31/09	6,480	6,285,600
MGM Mirage, Inc., 7.50%, 6/1/16	820	446,900
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.375%, 7/15/09	9,465	9,204,712
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	4,120,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	3,998,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	4,240	2,586,400
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	6,372,750
Park Place Entertainment, 7.875%, 3/15/10	12,605	7,121,825
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	5,855	4,274,150
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.25%, 3/15/12	780	717,600

	Principal
	Amount
Security	(000’s omitted)	Value

Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(5)	$2,172	$1,911,360
San Pasqual Casino, 8.00%, 9/15/13(5)	2,005	1,533,825
Scientific Games Corp., 7.875%, 6/15/16(5)	1,905	1,695,450
Seminole Hard Rock Entertainment, Variable Rate, 4.496%, 3/15/14(5)	3,875	1,860,000
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15(2)	885	134,962
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(5)	9,455	7,233,075
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(5)	12,540	8,339,091
Wynn Las Vegas, LLC, 6.625%, 12/1/14	13,325	9,777,219

		$102,037,242

Healthcare — 6.1%
Accellent, Inc., 10.50%, 12/1/13	$6,335	$4,529,525
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	7,160	7,231,600
Biomet, Inc., 11.625%, 10/15/17	21,935	20,509,225
DaVita Inc., 6.625%, 3/15/13	465	452,212
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	12,020	8,954,900
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(5)	4,510	4,555,100
HCA, Inc., 7.875%, 2/1/11	647	616,267
HCA, Inc., 8.75%, 9/1/10	10,406	10,275,925
HCA, Inc., 9.125%, 11/15/14	1,205	1,159,812
HCA, Inc., 9.25%, 11/15/16	9,660	9,249,450
MultiPlan Inc., Sr. Sub. Notes, 10.375%, 4/15/16(5)	10,535	8,164,625
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,970	6,176,750
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	4,620	3,903,900
US Oncology, Inc., 9.00%, 8/15/12	5,370	5,020,950
US Oncology, Inc., 10.75%, 8/15/14	8,635	7,814,675
Viant Holdings, Inc., 10.125%, 7/15/17(5)	1,583	561,965

		$99,176,881

Hotels — 0.4%
Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$8,470	$6,818,350

		$6,818,350

Insurance — 0.3%
Hub International Holdings, Sr. Notes, 9.00%, 12/15/14(5)	$4,265	$2,900,200
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 6.024%, 11/15/14(5)	3,265	1,567,200

		$4,467,400

Leisure — 2.0%
HRP Myrtle Beach Capital Corp., Sr. Notes (PIK), 14.50%, 4/1/14(2)(5)	$5,141	$32,132
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)(5)	3,635	22,719
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 7.383%, 4/1/12(2)(5)	6,665	99,975
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	1,225	741,125
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	3,135	1,990,725
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	805	462,875
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,620	980,100
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	14,385	11,112,412
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	670	358,450
Universal City Florida Holdings, Sr. Notes, Variable Rate, 7.943%, 5/1/10	34,340	16,998,300

		$32,798,813

Metals/Mining — 1.0%
Aleris International, Inc., Sr. Notes, 9.00%, 12/15/14(2)	$12,540	$815,100
FMG Finance PTY, Ltd., 10.625%, 9/1/16(5)	16,890	11,062,950
Freeport-McMoran Copper & Gold, Inc., Sr. Notes, 8.375%, 4/1/17	4,665	3,877,301

		$15,755,351

	Principal
	Amount
Security	(000’s omitted)	Value

Paper — 1.5%
Georgia-Pacific Corp., 7.00%, 1/15/15(5)	$3,590	$3,320,750
Georgia-Pacific Corp., 7.125%, 1/15/17(5)	2,600	2,385,500
Georgia-Pacific Corp., 9.50%, 12/1/11	2,970	2,910,600
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(2)	1,555	194,375
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(2)	3,390	389,850
NewPage Corp., 10.00%, 5/1/12	18,510	7,218,900
NewPage Corp., 12.00%, 5/1/13	13,040	3,194,800
NewPage Corp., Variable Rate, 9.443%, 5/1/12	2,585	891,825
Rock-Tenn Co., 9.25%, 3/15/16(5)	620	610,700
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17(2)	11,230	1,235,300
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.375%, 7/1/12(2)	3,260	358,600
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	8,660	2,468,100

		$25,179,300

Publishing/Printing — 0.2%
Dex Media West/Finance, Series B, 9.875%, 8/15/13	$5,422	$1,585,935
Harland Clarke Holdings, 9.50%, 5/15/15	1,075	478,375
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	1,660	423,300
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17	10,390	1,000,037

		$3,487,647

Railroad — 1.5%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$2,032,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	6,890,975
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410	5,801,050
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	10,850	10,388,875

		$25,113,650

Restaurants — 0.8%
El Pollo Loco, Inc., 11.75%, 11/15/13	$6,910	$5,320,700
NPC International, Inc., 9.50%, 5/1/14	10,455	8,311,725

		$13,632,425

Services — 5.7%
Aramark Services, Inc., 8.50%, 2/1/15	$3,460	$3,382,150
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	10,960	9,398,200
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	23,135	19,317,725
Hertz Corp., 8.875%, 1/1/14	805	529,288
Hertz Corp., 10.50%, 1/1/16	14,160	7,451,700
Laureate Education, Inc., 10.00%, 8/15/15(5)	17,730	11,701,800
Laureate Education, Inc., 11.75%, 8/15/17(5)	8,170	4,942,850
Laureate Education, Inc., (PIK) 10.25%, 8/15/15(5)	15,247	8,446,319
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(5)	5,110	3,347,050
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(2)	2,950	1,460,250
Rental Service Corp., 9.50%, 12/1/14	12,395	7,901,813
Ticketmaster, Sr. Notes, 10.75%, 8/1/16(5)	6,385	3,862,925
Travelport, LLC, 9.875%, 9/1/14	8,135	3,254,000
West Corp., 9.50%, 10/15/14	13,040	8,932,400

		$93,928,470

Steel — 0.6%
RathGibson, Inc., 11.25%, 2/15/14	$8,245	$1,855,125
Steel Dynamics, Inc., Sr. Notes, 7.375%, 11/1/12	8,365	7,570,325

		$9,425,450

Super Retail — 6.1%
GameStop Corp., 8.00%, 10/1/12	$20,020	$19,919,900
General Nutrition Center, Sr. Notes, Variable Rate (PIK), 7.584%, 3/15/14	23,390	14,150,950
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	8,870	6,253,350
Neiman Marcus Group, Inc., 9.00%, 10/15/15	21,540	9,693,000

	Principal
	Amount
Security	(000’s omitted)	Value

Neiman Marcus Group, Inc., 10.375%, 10/15/15	$32,643	$15,015,780
Sally Holdings, LLC, 9.25%, 11/15/14	1,270	1,174,750
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	19,900	16,517,000
Staples, Inc., 9.75%, 1/15/14	3,180	3,385,501
Toys “R” Us, 7.375%, 10/15/18	5,590	2,012,400
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	23,140	11,222,900

		$99,345,531

Technology — 3.9%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$8,614	$2,864,155
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	1,470	1,056,563
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	1,725	1,006,969
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	20,835	11,667,600
Avago Technologies Finance, 10.125%, 12/1/13	3,520	2,868,800
Avago Technologies Finance, 11.875%, 12/1/15	12,640	9,480,000
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	13,635	7,431,075
First Data Corp., 9.875%, 9/24/15	520	293,800
Nortel Networks, Ltd., 10.75%, 7/15/16(2)	4,335	726,113
Nortel Networks, Ltd., 10.75%, 7/15/16(2)(5)	13,125	2,198,438
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(5)	27,755	23,175,425

		$62,768,938

Telecommunications — 9.6%
Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$5,490	$5,695,875
Crown Castle International Corp., 9.00%, 1/15/15	12,540	12,195,150
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(5)	2,246	1,662,040
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(5)	29,780	20,548,200
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(5)	8,170	7,230,450
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	24,150	23,214,188
Intelsat Corp., 9.25%, 8/15/14(5)	9,696	9,114,240
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16(5)	10,378	9,703,430
Intelsat Subsidiary Holdings Co., Ltd., 8.50%, 1/15/13(5)	10,403	9,804,828
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(5)	1,790	1,646,800
Qwest Capital Funding, Inc., 7.90%, 8/15/10	8,880	8,658,000
Qwest Communications International, Inc., 7.50%, 2/15/14	8,975	7,718,500
Qwest Corp., Sr. Notes, 7.50%, 10/1/14	2,740	2,507,100
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,185,000
Sprint Capital Corp., 6.875%, 11/15/28	10,610	6,033,016
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(5)	18,995	14,626,150
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(5)	12,665	8,548,875
Windstream Corp., Sr. Notes, 8.125%, 8/1/13	650	643,500
Windstream Corp., Sr. Notes, 8.625%, 8/1/16	4,485	4,440,150

		$157,175,492

Textiles/Apparel — 2.1%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$1,610	$1,247,750
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	15,836	13,124,085
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,638	7,276,690
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	10,625	6,428,125
Phillips Van Heusen, Sr. Notes, 8.125%, 5/1/13	2,580	2,347,800
Quiksilver, Inc., 6.875%, 4/15/15	7,400	4,097,750

		$34,522,200

Transportation Ex Air/Rail — 0.4%
CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(5)	$8,305	$6,187,225

		$6,187,225

Utilities — 2.0%
AES Corp., Sr. Notes, 8.75%, 5/15/13(5)	$1,572	$1,583,790
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,514	2,328,384
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	915	882,975
NGC Corp., 7.625%, 10/15/26	7,090	4,005,850

	Principal
	Amount
Security	(000’s omitted)	Value

NRG Energy, Inc., 7.25%, 2/1/14	$1,100	$1,053,250
NRG Energy, Inc., 7.375%, 1/15/17	17,225	16,191,500
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	5,610	5,357,550
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	645,663

		$32,048,962

Total Corporate Bonds & Notes (identified cost $1,804,013,586)		$1,272,749,420

Common Stocks — 0.5%

Security	Shares	Value

Cable/Satellite TV — 0.0%
Time Warner Cable, Inc., Class A(6)	1,479	$27,554

		$27,554

Chemicals — 0.0%
Texas Petrochemicals, Inc.(6)	6,078	$30,390

		$30,390

Gaming — 0.2%
Fontainebleau Equity Holdings, Class A(3)(7)	301,724	$2,564,654
Shreveport Gaming Holdings, Inc.(3)(6)	3,597	57,911

		$2,622,565

Leisure — 0.0%
HRP, Class B(3)(5)(6)	3,730	$0

		$0

Super Retail — 0.3%
GameStop Corp., Class A(6)	183,533	$4,547,948
GNC Acquisition Holdings, Class A(3)(7)	204,221	867,939

		$5,415,887

Total Common Stocks (identified cost $14,429,193)		$8,096,396

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Energy — 0.1%
Petroplus Finance, Ltd., 3.375%, 3/26/13	$2,600	$1,852,336

		$1,852,336

Healthcare — 0.3%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	6,100	$4,536,875

		$4,536,875

Total Convertible Bonds (identified cost $5,243,563)		$6,389,211

Convertible Preferred Stocks — 0.5%

Security	Shares	Value

Energy — 0.3%
Chesapeake Energy Corp., 4.50%	80,133	$4,647,714
Chesapeake Energy Corp., 5.00%(5)	9,586	496,075

		$5,143,789

Security	Shares	Value

Telecommunications — 0.2%
Crown Castle International Corp. (PIK), 6.25%	85,673	$3,641,103

		$3,641,103

Total Convertible Preferred Stocks (identified cost $12,778,160)		$8,784,892

Preferred Stocks — 0.1%

Security	Shares/Units	Value

Automotive and Auto Parts — 0.0%
Preferred Blocker, Inc.(5)	274	$68,400

		$68,400

Gaming — 0.1%
Fontainebleau Resorts LLC (PIK)(3)(7)	8,419	$1,852,145

		$1,852,145

Super Retail — 0.0%
GNC Acquisition Holdings(3)(7)	69,779	$183,519

		$183,519

Total Preferred Stocks (identified cost $8,767,735)		$2,104,064

Miscellaneous — 0.0%

Security	Shares	Value

Cable/Satellite TV — 0.0%
Adelphia, Inc., Escrow Certificate(6)	10,260,000	$205,200
Adelphia, Inc., Escrow Certificate(6)	5,085,000	101,700
Adelphia Recovery Trust(6)	14,818,854	240,806

		$547,706

Utilities — 0.0%
Mirant Corp., Escrow Certificate(3)(6)(7)	2,205,000	$221
Mirant Corp., Escrow Certificate(3)(6)(7)	4,900,000	490

		$711

Total Miscellaneous (identified cost $13,800,475)		$548,417

Mortgage Pass-Throughs — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Global Signal Trust, Series 2006-1, Class B, 5.588%, 2/15/36(5)	$17,000	$14,960,000

Total Mortgage Pass-Throughs (identified cost $14,790,000)		$14,960,000

Warrants — 0.0%

Security	Shares	Value

Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(3)(6)	3,400	$0

		$0

Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(3)(6)(7)	6,338	$616,668

		$616,668

Total Warrants (identified cost $182,579)		$616,668

Short-Term Investments — 10.0%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(8)	$163,650	$163,650,054

Total Short-Term Investments (identified cost $163,650,054)		$163,650,054

Total Investments — 97.9% (identified cost $2,209,616,880)		$1,601,164,269

Less Unfunded Loan Commitments — (0.0)%		$(41,517)

Net Investments — 97.9% (identified cost $2,209,575,363)		$1,601,122,752

Other Assets, Less Liabilities — 2.1%		$33,847,432

Net Assets — 100.0%		$1,634,970,184

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)	This Senior Loan will settle after January 31, 2009, at which time the interest rate will be determined.

(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $363,337,435 or 22.2% of the Portfolio’s net assets.

(6)	Non-income producing security.

(7)	Restricted security.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $366,062.

(9)	Unfunded or partially funded loan commitment. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,218,518,881

Gross unrealized appreciation	$16,442,873
Gross unrealized depreciation	(633,839,002)

Net unrealized depreciation	$(617,396,129)

Restricted Securities
At January 31, 2009, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous, and Warrants
GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$867,939
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		183,519
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		2,564,654
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	8,419	8,418,840		1,852,145
Mirant Corp., Escrow Certificate	1/5/06	2,205,000	0	(1)	221
Mirant Corp., Escrow Certificate	1/5/06	4,900,000	0	(1)	490
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	6,338	0	(1)	616,668

Total Restricted Securities			$13,409,528		$6,085,636

(1)	Less than $0.50.
The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
A summary of financial instruments outstanding at January 31, 2009 is as follows:
Credit Default Swaps — Sell Protection

			Notional	Receive
Reference		Credit	Amount**	Annual	Termination	Net Unrealized
Entity	Counterparty	Rating*	(000s omitted)	Fixed Rate	Date	Depreciation

First Data Corp.	Bank of America	B3/B	$3,475	3.20%	12/20/09	$(473,937)

			Notional	Receive
Reference		Credit	Amount**	Annual	Termination	Net Unrealized
Entity	Counterparty	Rating*	(000s omitted)	Fixed Rate	Date	Depreciation

First Data Corp.	Citigroup, Inc.	B3/B	$6,950	3.20%	12/20/09	$(947,873)
First Data Corp.	Citigroup, Inc.	B3/B	6,950	3.55	12/20/09	(925,845)
First Data Corp.	RBS Greenwich Capital	B3/B	6,960	3.95	12/20/10	(1,374,435)
First Data Corp.	RBS Greenwich Capital	B3/B	3,480	3.90	12/20/10	(689,978)
Ford Motor Corp.	JPMorgan Chase Bank	Caa1/CCC+	6,800	8.50	3/20/10	(627,007)
General Motors Corp.	Citigroup, Inc.	C/C	6,000	5.00	9/20/09	(3,533,514)

						$(8,572,589)

Credit Default Swaps — Buy Protection

			Notional	Pay/Receive
		Credit	Amount	Annual	Termination	Net Unrealized
Reference Entity	Counterparty	Rating*	(000s omitted)	Fixed Rate	Date	Depreciation

Dynergy	Goldman Sachs Capital Markets L.P.	B2/B	$3,450	5.00%	3/20/14	$(145,392)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $40,615,000.
At January 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$177,347,737	$—
Level 2	Other Significant Observable Inputs	1,417,470,468	(8,717,981)
Level 3	Significant Unobservable Inputs	6,304,547	—

Total		$1,601,122,752	$(8,717,981)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
In Securities
Balance as of October 31, 2008	$6,574,125
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(590,936)
Net purchases (sales)	321,358
Accrued discount (premium)	—
Net transfer to (from) Level 3	—

Balance as of January 31, 2009	$6,304,547

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Boston Income Portfolio

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009